Commitments and Contingencies (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jun. 20, 2013	Mar. 27, 2015	Dec. 26, 2014	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Legacy Matters Related to Former Management
Legacy legal matters reversal				$ 0.0	$ 92.0	$ 0.0
Selling, General and Administrative Expenses
Environmental Matters
Environmental remediation expense				0.0	$ 0.0	$ 100.0
Remediation and Monitoring Costs | Other Liabilities
Environmental Matters
Loss Contingency, Range of Possible Loss, Minimum				14.0
Loss contingency remedial costs, maximum				46.0
Probable contingency loss				23.0
Loss contingency accrual, accrued and other current liabilities				9.0
Loss contingency accrual, other liabilities				14.0
2007 Tax Sharing Agreement
Tax Litigation
Income tax examination, additional taxes owed	$ 883.3			883.3
Income tax examination, proposed tax penalties	154.0			154.0
Income tax examination, amount of additional tax deficiency	30.0			30.0
Income tax examination, amount of disallowed interest and related deductions	2,900.0			2,900.0
Income tax examination, amount of estimated adverse impact on financial results	$ 6,600.0			6,600.0
Environmental Matters | Remedial Costs
Environmental Matters
Loss Contingency, Range of Possible Loss, Minimum				23.0
Loss contingency remedial costs, maximum				72.0
Probable contingency loss				33.0
Loss contingency accrual, accrued and other current liabilities				11.0
Loss contingency accrual, other liabilities				$ 22.0
Tyco International | 2012 Tax Sharing Agreement
Tax Litigation
Tax Liability Sharing Percent Per Tax Sharing Agreement				52.50%
Tyco International | 2007 Tax Sharing Agreement
Tax Litigation
Tax Liability Sharing Percent Per Tax Sharing Agreement				27.00%
Covidien | 2007 Tax Sharing Agreement
Tax Litigation
Tax Liability Sharing Percent Per Tax Sharing Agreement				42.00%
TE Connectivity | 2007 Tax Sharing Agreement
Tax Litigation
Tax Liability Sharing Percent Per Tax Sharing Agreement				31.00%
California Wage Litigation Against Grinnell
Other Litigation Matters [Abstract]
Charge relating to Simplex Grinnell wage claim settlements and rulings			$ 17.0
Litigation Settlement, Amount		$ 14.0